Description of The Business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
FaZe Clan Inc. [Member]
Description of The Business [Line Items]
DESCRIPTION OF THE BUSINESS

1.      DESCRIPTION OF THE BUSINESS

FaZe Clan, founded in 2010, is a lifestyle and media platform rooted in gaming and youth culture. The Company’s premium brand, talent network, and large audience can be monetized across a variety of products and services.

On October 24, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with B. Riley 150 Merger Corp. (“B. Riley 150”), a special purpose acquisition company, and BRPM Merger Sub, Inc., a directly wholly owned subsidiary of B. Riley 150 (“Merger Sub”), pursuant to which the Merger Sub will merge with and into the Company, with the Company surviving the merger as a wholly owned subsidiary of B. Riley 150. The merger is expected to be accounted for as a reverse capitalization whereby the Company is treated as the acquirer. At the closing of the business combination, B. Riley 150 will change its name to “FaZe Holdings Inc.”

The closing of the merger is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, the receipt of required approval by the stockholders of B. Riley 150 and the Company, required regulatory approvals and the fulfillment of other conditions set forth in the Merger Agreement, and the effectiveness of the registration statement to be filed with the U.S. Securities and Exchange Commission in connection with the transaction.

In March 2022, the Company and B. Riley 150 entered into an amendment to the Merger Agreement. Pursuant to the amendment, among other things, as of the merger effective time, each FaZe vested stock option that is not exercised shall not automatically be converted into shares of Company’s common stock but instead will be converted into vested stock options exercisable into B. Riley 150 common stock as of merger effective time. Each vested stock option shall be treated as an issued and outstanding share of the Company’s common stock for all purposes of the Merger Agreement, calculated on a cashless basis. As a result, the calculation of the Exchange Ratio as defined in the Merger Agreement is not impacted.

In March 2022, the Company entered into an agreement for a term loan with B. Riley Principal Commercial Capital, LLC, an affiliate of B. Riley 150, allowing the Company to borrow an aggregate principal amount of up to $20 million maturing on the closing date of the Merger Agreement. In the same agreement, the Company waived the minimum cash condition for closing in the proposed merger with B. Riley 150.

1.      description of the business

FaZe Clan, founded in 2010, is a lifestyle and media platform rooted in gaming and youth culture. The Company’s premium brand, talent network, and large audience can be monetized across a variety of products and services.

On October 24, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with B. Riley 150 Merger Corp. (“B. Riley 150”), a special purpose acquisition company, and BRPM Merger Sub, Inc., a directly wholly owned subsidiary of B. Riley 150 (“Merger Sub”), pursuant to which the Merger Sub will merge with and into the Company, with the Company surviving the merger as a wholly owned subsidiary of B. Riley 150. The merger is expected to be accounted for as a reverse capitalization whereby the Company is treated as the acquirer. At the closing of the business combination, B. Riley 150 will change its name to “FaZe Holdings Inc.”

The closing of the merger is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, the receipt of required approval by the stockholders of B. Riley 150 and the Company, required regulatory approvals and the fulfillment of other conditions set forth in the Merger Agreement, and the effectiveness of the registration statement to be filed with the U.S. Securities and Exchange Commission in connection with the transaction.